Research and Development (R&D) Tax Credit Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development (R&D) Tax Credit Receivable
Schedule of activity related to R&D tax credits

Balance as of January 1, 2022	$518,453
Additions for current year tax credits earned	—
Tax credits applied	(119,735)
Balance as of December 31, 2022	$398,718
Additions for current year tax credits earned	—
Tax credits applied	(122,013)
Balance as of December 31, 2023	$276,705